Commitments and Contingencies - Schedule of Future Commitments Under Non-cancelable Operating Lease Agreements (Details) - USD ($) $ in Thousands	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Total
2024		$ 1,173
2025		1,114
2026		737
2027		645
2028		108
Total lease payments		3,777
Less: present value adjustment		(563)
Present value of total lease liabilities		3,214
Less: current lease liability		(908)
Long-term lease liabilities		2,306
2024	$ 785
2025	1,037
2026	732
2027	642
Thereafter	108
Total lease payments	3,304
Less: present value adjustment	(479)
Total lease liabilities	2,825
Less: current lease liability	(814)	(908)	$ (905)
Long-term operating lease liabilities	$ 2,011	$ 2,306	$ 2,163